TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 229	$ 0
Current accounts	1,699,252	832,544
Trade receivables with related parties	77,416	96,394
Allowance for doubtful accounts	(9,472)	(10,500)
Trade receivables, net - Current	$ 1,767,196	$ 918,438